Note 10 - Additional Information on Operating Expenses by Nature - Depreciation, Amortization and Impairment Expenses (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Depreciation and impairment of property, plant and equipment, cost of sales	[1]	R$ 2,671.6	R$ 2,681.9	R$ 2,364.7
Amortization of intangible assets, cost of sales	[1]	12.4	10.3	6.2
Depreciation and impairment of property, plant and equipment, distribution expenses		649.0	570.9	555.8
Amortization of intangible assets, distribution expenses
Depreciation and impairment of property, plant and equipment, sales and marketing expenses		557.7	586.0	533.9
Amortization of intangible assets, sales and marketing expenses		319.4	117.1	142.3
Depreciation and impairment of property, plant and equipment, administrative expenses		272.0	306.9	296.0
Amortization of intangible assets, administrative expenses		195.5	175.2	142.0
Depreciation and impairment of property, plant and equipment		4,150.3	4,145.7	3,750.4
Amortization of intangible assets		R$ 527.3	R$ 302.6	R$ 290.5

[1]	These amounts added to R$1,976.6 mentioned in Note 9 - Payroll and related benefits, total R$4,660.7. The remaining amount of R$17,017.5, recorded in cost of sales, refers to other production costs.